Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Assets
Non-current assets	€ 27,978,456	€ 27,816,527
Intangible assets	2,966,572	4,169,436
Property and equipment	23,042,452	21,530,680
Financial assets	1,328,933	1,148,612
Deferred tax assets	640,499	967,799
Current assets	109,406,276	133,849,872
Inventories	20,539,208	35,849,646
Trade accounts receivables	23,663,160	31,127,559
Current tax assets	705,338	568,181
Other financial assets	7,970,469
Other non-financial assets	12,100,101	8,300,341
Cash and cash equivalents	44,428,001	58,004,145
Total assets	137,384,732	161,666,399
Equity and liabilities
Equity attributable to equity holders of the parent	55,038,680	64,238,010
Share capital	4,530,701	4,530,701
Capital reserve	88,506,026	88,506,026
Accumulated Deficit	(38,054,682)	(27,547,317)
Currency translation reserve	56,635	(1,251,400)
Non-controlling interests	118,409	515,390
Total Equity	55,157,089	64,753,400
Non-current liabilities	6,869,856	8,790,952
Loans	1,060,358	700,568
Provisions	143,949	140,869
Lease liabilities	5,594,532	7,945,734
Deferred tax liabilities	57,731	3,781
Other financial liabilities	13,287
Current liabilities	75,357,788	88,122,048
Loans	30,461,789	34,557,415
Trade accounts payable	27,271,931	33,447,088
Current tax liabilities	1,405,788	1,406,385
Provisions	1,155,696	1,089,305
Lease liabilities	2,314,900	2,025,193
Other financial liabilities	6,758,304	8,014,179
Other non-financial liabilities	5,989,380	7,582,483
Total equity and liabilities	€ 137,384,732	€ 161,666,399